Equity-based participation plans for employees (Details 3) - Select North America Pure in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	4.0	6.7
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 64.4	$ 62.9
Number of share options exercised or sold	(2.9)	(2.7)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 63.7	$ 60.7
Number of share options outstanding at end of period	1.1	4.0
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 66.1	$ 64.4
Number of share options exercisable	1.1	4.0
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 66.1	$ 64.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 89.1